Offerings - Offering: 1	Feb. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	14,455,006
Proposed Maximum Offering Price per Unit | shares	11.78
Maximum Aggregate Offering Price | $	$ 170,279,971
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 26,069.87
Offering Note
(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this prospectus supplement also covers such additional shares as may hereafter be offered or issued with respect to the shares registered hereby resulting from stock splits, stock dividends, recapitalizations or similar capital adjustments.
(2) Estimated solely for the purpose of calculating the registration fee computed in accordance with Rule 457(c) on the basis of the average of the high and low sales prices for the Class A common stock on February 13, 2025, as reported on the NASDAQ Global Select Market.
(3) Consists of the resale of up to 14,455,006 shares of common stock issuable upon conversion of the preferred stock previously and separately registered under this Registration Statement.
(4) Pursuant to Rule 424(g)(2) and General Instruction II.F to Form S-3, this prospectus supplement shall be deemed a final prospectus for purposes of the offering of the securities described herein.